Oil and Gas Properties (Details) (USD $)	Mar. 31, 2014		Dec. 31, 2013
Oil and Gas Properties [Abstract]
Proved oil and gas properties	$ 20,415,778	[1]	$ 7,491,321	[1]
Less: Accumulated depreciation, depletion, amortization and impairment	(720,715)		(484,968)
Proved oil and gas properties, net	19,695,063		7,006,353
Unproved oil and gas properties	5,550,634		6,243,014
Total oil and gas properties, net	$ 25,245,697		$ 13,249,367

[1]	Included in the Company's proved oil and gas properties are estimates of future asset retirement costs of $20,267 as of March 31, 2014 and December 31, 2013.